Bank Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Bank Borrowings
16.	BANK BORROWINGS

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Total bank borrowings	875,457	1,086,248	179,436

Comprised of:
Short-term	383,083	487,964	80,606
Long-term, current portion	191,473	273,310	45,148

	574,556	761,274	125,754
Long-term, non-current portion	300,901	324,974	53,682

	875,457	1,086,248	179,436

All bank borrowings at December 31, 2012 and 2013 were obtained from financial institutions in both the PRC and overseas. One short term bank borrowing with balance of RMB72,500 (US$11,976) as at December 31, 2013 is secured by the 48% equity interest in CAH held by New Chang’an. In turn, CAH granted a loan to New Chang’an which has the same key terms as the corresponding bank loan, including the loan amount, interest rate and terms of repayment (note 24). Other bank borrowings are secured by equipment with a net carrying value of RMB205,321 and RMB502,575 (US$83,020), accounts receivable with a carrying value of RMB65,450 and RMB49,481 (US$8,174), net investment in financing leases with carrying value of RMB215,910 and RMB321,602 (US$53,125) and total restricted cash with carrying value of RMB284,047 and RMB422,140 (US$69,733), as of December 31, 2012 and 2013, respectively.

As at December 31, 2012 and 2013, the short-term bank borrowing bore a weighted average interest of 4.72% and 4.64% per annum, and the long-term bank borrowings bore a weighted average interest of 6.07% and 6.02% per annum, respectively. As at December 31, 2013, bank borrowings amounting to RMB436,472 (US$72,100) (2012: RMB258,083) and RMB649,776 (US$107,336) (2012: RMB617,374) were denominated in US$ and RMB, respectively.

As of December 31, 2013, the maturity profile of these long-term bank borrowings are as follows:

	RMB	US$
Within one year	273,310	45,148
Between one and two years	221,046	36,514
Between two and three years	67,437	11,140
Between three and four years	31,227	5,158
Between four and five years	5,264	870

	598,284	98,830

As of December 31, 2013, the Company had unutilized short-term and long term bank credit lines totaling RMB260,965 (US$43,108) and RMB1,559,138 (US$257,551), respectively.

As of December 31, 2013, the Group was not in compliance with certain financial loan covenants and the respective cash loans would become callable on demand. In March 2014, the Company obtained a letter of waiver from the bank which waived the breach of such financial loan covenants. The related loan balances due after December 31, 2014 with a total amount of RMB143,507 (US$23,706) were classified as noncurrent liabilities as at December 31, 2013.

As of December 31, 2013, CAH was not in compliance with certain terms of a bank loan. The outstanding loan balance amounting to RMB72,500 (US$11,976) was classified as current liability as at December 31, 2013.